Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment [Abstract]
Summary of Property and Equipment
Property and equipment as of December 31, 2024 and 2023 are summarized as follows:

	2024
	Lands	Construc- tions in progress		Buildings and facilities	Maritime and transpor- tation equipment	Major maintenance	Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,419,674	$230,406		$114,044	$193,882	$29,142	$46,260	$2,033,408
Additions	-	462,622	(a)	-	1,060	3,177	7,667	474,526
Revaluation	22,974	-		-	-	-	-	22,974
Disposals	-	(5,616)		-	(16,933)	-	(1,116)	(23,665)
Balance as of December 31	1,442,648	687,412		114,044	178,009	32,319	52,811	2,507,243

Depreciation and impairment
Balance as of January 1	-	-		(13,011)	(149,941)	(7,045)	(37,279)	(207,276)
Disposals	-	-		73	15,356	-	954	16,383
Depreciation	-	-		(8,375)	(23,627)	(11,228)	(1,821)	(45,051)
Balance as of December 31	-	-		(21,313)	(158,212)	(18,273)	(38,146)	(235,944)
Carrying amount as of December 31	$1,442,648	$687,412		$92,731	$19,797	$14,046	$14,665	$2,271,299

	2023
	Lands		Construc- tions in progress	Buildings and facilities	Maritime and transpor- tation equipment	Major maintenance	Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,147,174		$136,495	$113,857	$163,282	$21,026	$50,247	$1,632,081
Additions	272,500	(b)	105,727	187	31,757	23,301	236	433,708
Disposals	-		(11,816)	-	(1,157)	(15,185)	(4,223)	(32,381)
Balance as of December 31	1,419,674		230,406	114,044	193,882	29,142	46,260	2,033,408

Depreciation and impairment
Balance as of January 1	-		-	(10,042)	(85,574)	(6,444)	(39,250)	(141,310)
Disposals	-		-	217	1,157	10,328	3,815	15,517
Depreciation	-		-	(3,186)	(65,524)	(10,929)	(1,844)	(81,483)
Balance as of December 31	-		-	(13,011)	(149,941)	(7,045)	(37,279)	(207,276)
Carrying amount as of December 31	$1,419,674		$230,406	$101,033	$43,941	$22,097	$8,981	$1,826,132

Cost Model Revalued Carrying Amounts
If the cost model had been used, the revalued carrying amounts for land and properties as of December 31, 2024 and 2023, would be as follows:

	2024	2023
Lands	$847,745	$847,745
Properties	188,799	198,736
	$1,036,544	$1,046,481